Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income	$ 100,447	$ 28,640
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	27,713	24,308
Amortization of deferred drydock expenditures	5,299	3,799
Share-based compensation	1,789	1,908
Gain on vessel sold	(12,201)	0
Amortization of deferred finance fees	666	783
Loss on extinguishment of debt	0	469
Operating lease ROU - lease liability, net	(49)	260
Loss from equity method investments	102	288
Deferred drydock payments	(2,943)	(12,484)
Changes in operating assets and liabilities:
Receivables	(18,787)	7,298
Prepaid expenses and other assets	97	1,123
Advances and deposits	2,420	717
Inventories	(5,384)	1,304
Accounts payable	2,460	(2,631)
Accrued expenses and other liabilities	340	(521)
Deferred revenue	1,999	173
Net cash provided by operating activities	103,968	55,434
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sale of vessels, net	35,145	0
Payments for acquisition of vessels and vessel equipment, including deposits	(2,442)	(113,416)
Advances for Vessels under construction	(18,662)	0
Advances for vessel equipment	(481)	(5,366)
Proceeds from hull and machinery claims	912	0
Payments for other non-current assets	(168)	(257)
Net cash provided by / (used in) investing activities	14,304	(119,039)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from revolving facilities, net	41,359	152,493
Repayments on revolving facilities	(107,143)	(78,796)
Payment of common share dividends	(51,852)	(8,116)
Payment of preferred share dividends	0	(1,907)
Net cash (used in) / provided by financing activities	(117,636)	63,674
Net increase in cash and cash equivalents	636	69
Cash and cash equivalents at the beginning of the year	46,845	46,988
Cash and cash equivalents at the end of the period	47,481	47,057
Supplemental cash flow information
Cash paid during the period for interest in respect of debt	4,262	2,763
Cash paid during the period for operating lease liabilities (offices)	571	618
Cash paid during the period for operating lease liabilities (time charter-in contracts)	0	9,135
Cash paid during the period for income taxes	13	159
Non-cash operating activity: ROU / lease liability increase in respect of time-charter extensions	0	678
Non-cash financing activity: Accrued preferred dividends	0	433
Non-cash investing activity. Movement in accruals during the period in respect of drydocks and capex projects	$ 333	$ (3,468)